Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2021 (Unaudited)

MUNICIPAL BONDS - 1.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects, Series 2010-A	7.334%	02/15/28	$1,000,000	$1,262,317
City of San Francisco, California, Public Utilities Comm. Water Rev., Series 2019-A	3.303%	11/01/39	2,500,000	2,671,919
Findlay City School District, Series 2010-B	6.250%	12/01/37	270,000	270,988
Houston, Texas, Independent School District, Series 2009A-2	6.168%	02/15/34	1,000,000	1,003,470
Massachusetts St., Series 2016-F	3.277%	06/01/46	3,100,000	3,411,023
New Jersey St. Housing & Mortgage Finance, Series 2013-C	2.600%	07/01/23	115,000	116,750
Osceola County Housing Finance Authority Rev., Series 2013-B	3.350%	07/01/23	85,000	88,709
TOTAL MUNICIPAL BONDS (COST $8,450,539)				$8,825,176

CORPORATE BONDS - 36.5%	Coupon	Maturity	Principal Amount	Fair Value
APPAREL & TEXTILE PRODUCTS - 0.1%
Hanesbrands, Inc. (a)(b)	4.625%	05/15/24	$500,000	$527,140
VF Corp.	2.400%	04/23/25	536,000	558,537
				1,085,677
ASSET MANAGEMENT - 0.1%
Ameriprise Financial, Inc.	3.000%	04/02/25	730,000	775,480

AUTOMOTIVE - 0.6%
BMW US Capital, LLC (b)	3.800%	04/06/23	1,000,000	1,048,943
BorgWarner, Inc. (a)	2.650%	07/01/27	601,000	633,430
Hyundai Capital Services, Inc. (b)	1.250%	02/08/26	200,000	196,921
Magna International, Inc.	2.450%	06/15/30	1,250,000	1,269,430
Toyota Motor Credit Corp., Series B	2.900%	03/30/23	1,735,000	1,801,396
				4,950,120
BANKING - 4.4%
Bank of America Corp.	3.300%	01/11/23	500,000	518,889
Bank of America Corp.	3.335%	01/25/23	1,000,000	1,009,548
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,066,107

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKING - 4.4% (Continued)
Bank of America Corp. (a)	0.981%	09/25/25	$1,500,000	$1,502,070
Bank of America Corp.	2.456%	10/22/25	1,000,000	1,044,530
Bank of America Corp.	4.271%	07/23/29	1,000,000	1,133,962
Bank of Montreal	3.300%	02/05/24	1,000,000	1,063,374
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,069,742
Citigroup, Inc.	1.678%	05/15/24	1,250,000	1,274,315
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,922,295
Citigroup, Inc. (a)	2.572%	06/03/30	1,000,000	1,019,304
ING Groep N.V. (b)	4.625%	01/06/26	1,250,000	1,418,605
JPMorgan Chase & Co.	0.653%	09/16/24	1,000,000	1,002,497
JPMorgan Chase & Co.	0.563%	02/16/25	500,000	497,924
JPMorgan Chase & Co.	3.200%	06/15/26	2,557,000	2,762,133
JPMorgan Chase & Co.	2.739%	10/15/30	2,000,000	2,071,243
Key Bank, N.A. (a)	1.250%	03/10/23	1,750,000	1,773,327
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,299,803
National Australia Bank, New York Branch	3.625%	06/20/23	1,750,000	1,846,233
National Bank of Canada (b)	2.150%	10/07/22	1,250,000	1,273,785
PNC Bank N.A.	3.500%	06/08/23	1,285,000	1,349,686
Regions Financial Corp.	2.250%	05/18/25	1,000,000	1,039,252
Sumitomo Mitsui Financial Group, Inc. (a)	0.508%	01/12/24	2,000,000	1,993,527
Toronto-Dominion Bank (SOFR + 45) (c)	0.463%	09/28/23	2,000,000	2,011,234
Truist Financial Corp.	1.250%	03/09/23	1,750,000	1,772,914
				34,736,299
BEVERAGES - 0.5%
Coca-Cola Co. (The)	3.450%	03/25/30	500,000	559,389
Coca-Cola Femsa S.A.B. de C.V.	1.850%	09/01/32	1,000,000	946,270
PepsiCo, Inc. (a)	2.250%	03/19/25	2,000,000	2,086,829
				3,592,488
BIOTECH & PHARMA - 0.5%
AbbVie, Inc.	2.950%	11/21/26	500,000	535,573
Gilead Sciences, Inc.	3.650%	03/01/26	750,000	821,998
Zeneca Wilmington, Inc.	7.000%	11/15/23	1,100,000	1,248,998
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,236,655
				3,843,224

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
CABLE & SATELLITE - 0.2%
Comcast Corp. (a)	3.300%	04/01/27	$500,000	$547,497
Comcast Corp. (a)(b)	2.937%	11/01/56	672,000	634,762
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	547,171
				1,729,430

CHEMICALS - 1.0%
Avery Dennison Corp.	2.650%	04/30/30	1,250,000	1,279,983
DowDuPont, Inc. (a)	4.493%	11/15/25	1,500,000	1,686,623
Ecolab, Inc.	4.800%	03/24/30	140,000	170,059
Ecolab, Inc. (a)	2.750%	08/18/55	1,470,000	1,412,437
LG Chemical Ltd. (b)	3.250%	10/15/24	290,000	309,609
Nutrien Ltd.	1.900%	05/13/23	800,000	817,213
Nutrien Ltd.	5.875%	12/01/36	840,000	1,133,380
Solvay Finance S.A. (b)	4.450%	12/03/25	1,250,000	1,386,969
				8,196,273

CONSTRUCTION MATERIALS - 0.4%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,337,987
Owens Corning	4.200%	12/01/24	1,000,000	1,090,459
Owens Corning (a)	3.950%	08/15/29	300,000	334,717
				2,763,163

CONSUMER SERVICES - 2.8%
Andrew W. Mellon Funding	0.947%	08/01/27	1,050,000	1,031,955
California Endowment	2.498%	04/01/51	3,500,000	3,369,340
Conservation Fund, Series 2019	3.474%	12/15/29	535,000	567,453
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,485,000	2,975,408
John D. & Catherine T. MacArthur Foundation, Series 2020	1.299%	12/01/30	1,500,000	1,410,625
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,720,440
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,779,604
President & Fellows of Harvard College	3.150%	07/15/46	3,961,000	4,391,640
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	2,288,341
Yale University	2.402%	04/15/50	2,415,000	2,326,166
				21,860,972

CONTAINERS & PACKAGING - 0.4%
CCL Industries, Inc. (b)	3.050%	06/01/30	1,750,000	1,833,349
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,350,639
				3,183,988

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 36.5% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED INDUSTRIALS - 0.2%
Illinois Tool Works, Inc.	3.900%	09/01/42	$1,000,000	$1,163,785

ELECTRIC UTILITIES - 5.1%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,918,628
Caledonia Generating, LLC (b)	1.950%	02/28/34	1,958,264	1,939,797
Consolidated Edison Co.	3.350%	04/01/30	1,000,000	1,094,240
DTE Electric Co.	4.050%	05/15/48	1,750,000	2,080,897
Duke Energy, LLC	3.450%	03/15/29	1,750,000	1,934,684
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,358,828
Enel Finance International N.V. (b)	2.650%	09/10/24	1,250,000	1,309,765
Florida Power & Light Co. (a)	3.700%	12/01/47	1,300,000	1,500,643
Georgia Power Co.	3.250%	04/01/26	1,000,000	1,071,882
Interstate Power & Light Co.	3.600%	04/01/29	1,250,000	1,378,468
Liberty Utilities Financial Services (b)	2.050%	09/15/30	355,000	343,476
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	2,045,307
Midland Cogeneration Venture, L.P. (b)	6.000%	03/15/25	264,477	275,075
Narragansett Electric Co. (b)	3.395%	04/09/30	1,500,000	1,622,996
National Rural Utilities	1.350%	03/15/31	1,000,000	928,310
NextEra Energy Capital Holdings, Inc.	0.650%	03/01/23	400,000	401,352
Niagara Mohawk Power Corp. (b)	1.960%	06/27/30	1,500,000	1,456,747
Northern States Power Co.	2.900%	03/01/50	1,250,000	1,255,601
NSTAR Electric Co.	3.950%	04/01/30	600,000	685,156
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,711,017
Pacificorp	8.080